Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal					$ (105)	$ (212)
State					116	101	$ 214
Foreign					28	9	62
Total current tax expense (benefit)					39	(102)	276
Federal					105	212	(6,401)
State							(900)
Foreign					6	(26)
Total deferred tax expense (benefit)					111	186	(7,301)
Total income tax expense (benefit)	$ 72	$ 48	$ 134	$ 108	$ 150	$ 84	$ (7,025)